Annual Total Returns[BarChart] - Small Cap Growth Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.16%)	12.37%	47.69%	0.02%	(1.23%)	7.84%	41.46%	(4.66%)	37.69%	59.82%